Related Party Transactions (Details) $ in Millions	Dec. 17, 2019 USD ($)
Underwriting discounts and commissions payment | Goldman Sachs & Co. LLC
Related Party Transaction [Line Items]
Amount of transaction with related party	$ 4.2